CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 76,596,000	$ 51,840,000
Restricted cash	41,808,000	62,609,000
Accounts receivable, net of allowance for doubtful accounts of nil and nil as of December 31, 2019 and 2020, respectively	0	13,300
Notes receivable	153,000	5,644,000
Prepaid expenses and other current assets	11,477,000	15,344,000
Advances to suppliers	7,949,000	1,544,000
Inventories	42,159,000	36,391,000
Amounts due from related parties	129,000	17,000
Current assets associated with discontinued operations	0	926,000
Total current assets	180,271,000	174,328,000
Property, plant and equipment, net	1,027,086,000	995,027,000
Prepaid land use rights, net	30,829,000	29,593,000
Deferred tax assets	0	1,352,000
Investment in an affiliate	685,000	642,000
Operating lease right-of-use assets	119,000	197,000
Other non-current assets	153,000	0
Non-current assets associated with discontinued operations	0	217,000
TOTAL ASSETS	1,239,143,000	1,201,356,000
Current liabilities:
Short-term bank borrowings, including current portion of long-term bank borrowings	70,431,000	128,612,000
Accounts payable	18,953,000	12,713,000
Notes payable	49,355,000	101,171,000
Advances from customers - short-term portion	37,783,000	33,028,000
Payables for purchases of property, plant and equipment	49,555,000	112,538,000
Accrued expenses and other current liabilities	30,148,000	12,222,000
Amounts due to related parties - short-term portion	5,150,000	38,825,000
Income tax payable	22,678,000	4,789,000
Lease liability - short-term portion	82,400	85,000
Current liabilities associated with discontinued operations	0	1,165,000
Total current liabilities	284,135,000	445,148,000
Long-term bank borrowings	123,222,000	151,518,000
Advances from customers - long-term portion	3,265,000	2,154,000
Deferred government subsidies	21,907,000	21,034,000
Amount due to related parties - long-term portion	4,238,000	7,899,000
Deferred tax liabilities	3,461,000	6,368,000
Lease liability - long-term portion	0	77,000
Total liabilities	440,228,000	634,198,000
Commitments and contingencies (Note 17)
Ordinary shares;
$0.0001 par value 500,000,000 shares authorized as of December 31, 2019 and 2020; 351,823,578 shares issued and 347,419,152 shares outstanding as of December 31, 2019; 390,423,578 shares issued and 365,235,402 shares outstanding as of December 31, 2020	37,000	35,000
Additional paid-in capital	412,450,000	387,371,000
Retained earnings	330,118,000	200,923,000
Accumulated other comprehensive (loss) income	26,267,000	(19,937,000)
Treasury shares, at cost (4,643,150 shares as of December 31, 2019 and 2020)	(1,749,000)	(1,749,000)
Total shareholders' equity	767,123,000	566,643,000
Non-controlling interest	31,792,000	515,000
Total shareholder equity	798,915,000	567,158,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,239,143,000	$ 1,201,356,000